RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Name of related parties	Relationship with the Group

Shenzhen Bozhi Consulting Co.,Ltd.	Entity controlled by the Chairman of the Company *
Delite Limited	Shareholder of the Company

*	Mr Man San Law

(b)	The balances with Delite Limited and Shenzhen Bozhi Consulting Co. Ltd. were settled prior to the completion of IPO in 2013.